12. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Currently paid or payable	$ 92,482	$ 348,610
Deferred expense (benefit)	(231,970)	(114,334)
Total income tax (benefit) expense	$ (139,488)	$ 234,276